BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2012	Nov. 30, 2011
STOCKHOLDERS' DEFICIT
Common stock Par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000